Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes By Jurisdiction
The Group’s loss before income taxes by jurisdiction consisted of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Non-PRC	(114,137)	(178,916)	20,929	3,284
PRC	(1,759,246)	(2,997,998)	(6,440,615)	(1,010,673)

Tota l	(1,873,383)	(3,176,914)	(6,419,686)	(1,007,389)

Schedule of Reconciliations of The Income Tax Expenses
The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Loss before income tax expense	(1,873,383)	(3,176,914)	(6,419,686)	(1,007,389)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(468,346)	(794,228)	(1,604,922)	(251,847)
Non-deductible expenses	17,455	6,368	(8,320)	(1,306)
Transfer pricing adjustment	—	—	102,468	16,079
Non-taxable income	—	(126)	(1,561)	(245)
Research and development super-deduction	(5,831)	(55,306)	64,806	10,170
Statutory income/(expense)	80,846	7,298	(5,244)	(823)
Effect of preferential tax	137,154	22,992	5,022	788
Changes in valuation allowances	353,871	784,611	1,465,818	230,019
Impact of changes in tax rate on deferred tax	(143,683)	(16,464)	(5,023)	(788)
Effect of income tax rate difference in other jurisdictions	28,534	44,855	(3,671)	(576)

Income tax expenses	—	—	9,373	1,471

Schedule of Deferred Tax Assets And Liabilities
The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	366,618	553,397	86,840
Accrued expenses and other current liabilities	6,139	4,134	649
Government subsidies	—	15,000	2,354
Tax losses carried forward	1,235,164	2,700,304	423,736
Less: valuation allowances *	(1,253,620)	(2,719,438)	(426,739)

Total deferred tax assets, net.	354,301	553,397	86,840

Deferred tax liabilities:
Operating lease right-of-use assets	(354,301)	(553,397)	(86,840)
Total deferred tax liabilities, net.	(354,301)	(553,397)	(86,840)

Deferred tax assets/liabilities, net	—	—	—

*
The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2020 and 2021. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Schedule of Unrecognized Tax Benefits
The unrecognized tax benefits of the Group as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	593	593	93
Additions	—	117,468	18,433
Decreases	—	—	—
Settlement	—	(593)	(93)

Balance at end of the year	593	117,468	18,433

Schedule Of Components Of Income Tax Expense Benefit
The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Current tax	—	—	9,373	1,471
Deferred tax	—	—	—	—

Total	—	—	9,373	1,471